Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 365,000
Previously Paid Amount	0.00
Total Fee Amount	55.88
Total Offset Amount	0.00
Net Fee	55.88
Narrative - Max Aggregate Offering Price	$ 365,000
Final Prospectus	true